Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37564
Entity Registrant Name	BOXLIGHT CORPORATION
Entity Central Index Key	0001624512
Entity Tax Identification Number	36-4794936
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2750 Premiere Parkway, Ste. 900
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	367-0809
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BOXL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false